Employee Benefit Plans (Unfunded) (Details) - Schedule of Net Leave Encashment Cost - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Net Leave Encashment Cost [Abstract]
Service cost	$ (9,304)	$ (16,260)	$ 25,940	$ 125,756
Interest cost	4,574	5,189	9,737	10,412
Recognized net actuarial loss	(41,219)	(39,840)	(37,035)	(34,540)	$ (48,593)	$ 45,373
Net periodic benefit cost	$ (45,949)	$ (50,911)	$ (1,358)	$ 101,628